RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Related Party Transactions [Abstract]
Management compensation	$ 641,845	$ 540,692	$ 540,535
Management bonus	28,423	496,894	70,035
Share-based expense	335,155	255,902	262,261
Directors' fees	163,000	120,500	73,000
Total remuneration	$ 1,168,423	$ 1,413,988	$ 945,831